Shareholder Report, Average Annual Return (Details)	12 Months Ended	19 Months Ended
	May 31, 2024	May 31, 2024
C000237191
Average Annual Return [Line Items]
Line Graph and Table Measure Name	(Regulatory Benchmark)
Average Annual Return, Percent	11.93%	10.62%
Without Sales Load [Member] | C000237191
Average Annual Return [Line Items]
Average Annual Return, Percent	12.02%	10.27%
T. Rowe Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	4.64%
T. Rowe Index: ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	(Strategy Benchmark)
Average Annual Return, Percent	11.18%	10.89%